Annual Fund Operating Expenses - Greenspring Income Opportunities Fund	Jan. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2025
Greenspring Income Opportunities Fund, Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	0.85%
Greenspring Income Opportunities Fund, Retail Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[3]
Distribution and Service (12b-1) Fees	0.25%	[3]
Component1 Other Expenses	0.10%	[1],[3]
Component2 Other Expenses	0.13%	[3]
Acquired Fund Fees and Expenses	0.02%	[2],[3]
Expenses (as a percentage of Assets)	1.10%	[3]

[1]	The Fund has implemented a Shareholder Servicing Plan on behalf of its Institutional and Retail Shares that allows the
Fund to make payments of up to 0.10% for Institutional and Retail Shares to financial intermediaries and other service providers in return for shareholder servicing and maintenance of Institutional and Retail shareholder accounts.

[2]
Acquired fund fees and expenses (“AFFE”) are indirect costs of the Fund’s investments in other investment companies during the year. As a result, “Total Annual Fund Operating Expenses” in the table above may not correlate  to the ratio of operating expenses to average net assets after reimbursements found within the “Financial Highlights” section of this prospectus, which does not include AFFE.  The ratio of operating expenses to average net assets after reimbursements found within the “Financial Highlights” section of this prospectus includes a recoupment amount of 0.02%.  Effective
October 1, 2025, Corbyn Investment Management, Inc. (“Corbyn” or the “Adviser”), the Fund’s investment adviser, has voluntarily agreed to waive its ability to recoup previously waived advisory fees or reimbursed expenses under the terms of an operating expense limitation agreement, and therefore the 0.02% of recouped expenses shown in the Financial
Highlights is not expected to be incurred going forward.

[3]	Retail Shares are not currently offered. “Other Expenses” for Retail Shares are estimated based on “Other Expenses” for Institutional Shares.